UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-PX
                                    ________

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File Number: 811-22920

                      THE ADVISORS' INNER CIRCLE FUND III
               (Exact name of registrant as specified in charter)
                                    ________

                               101 Federal Street
                          Boston, Massachusetts 02110
                    (Address of principal executive offices)
                                    ________

                           Michael Beattie, President
                        The Advisors' Inner Circle Funds
                                 c/o SEI Corp.
                    One Freedom Valley Drive Oaks, PA 19456
                    (Name and address of agent for service)
                                    ________

       Registrant's telephone number, including area code: 1-877-446-3863

                     Date of Fiscal Year End: September 30

            Date of Reporting Period: July 1, 2016 to June 30, 2017
                                    ________

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ITEM 1. PROXY VOTING RECORD.

                   ATTACHED ARE THE PROXY VOTING RECORDS FOR:

                             NOMURA HIGH YIELD FUND
                A SERIES OF THE ADVISORS' INNER CIRCLE FUND III

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
NOMURA HIGH YIELD FUND

 PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
HALCON RESOURCES CORPORATION
 SECURITY ID: 40537Q605 TICKER: HKUS
 Meeting Date: 04-May-17
 1  Elect two directors to board of directors to serve
      as Class A directors until the 2020 annual meeting
      of stockholders                                    Issuer         For          Voted - For
 2  To approve executive compensation of named
      executive officers                                 Issuer         For          Voted - For
 3  Vote to approve the compensation of named
      executive officers (every 1, 2, or 3 years)        Issuer         For          Voted - For
 4  To ratify the appointment of Deloitte & Touche LLP
      as independent registered public accountant for
      fiscal year ending 12/31/17                        Issuer         For          Voted - For
 5  To transact such other business                      Issuer         For          Voted - For
VISTRA ENERGY CORPORATION
 SECURITY ID: 92840M102 TICKER: VSTE
 Meeting Date: 16-May-17
 1  Elect two directors to board of directors            Issuer         For          Voted - For
 2  To approve executive compensation                    Issuer         For          Voted - For
 3  To ratify the appointment of Deloitte & Touche LLP
      as independent registered public accountant for
      fiscal year ending 12/31/17                        Issuer         For          Voted - For
 4  To transact such other business                      Issuer         For          Voted - For

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ADVISORS' INNER CIRCLE FUND III

By: /s/ Michael Beattie
    -------------------
    Michael Beattie
    President
    Date: August 30, 2017